Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	FMI FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001023391
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2012
FMI FOCUS FUND (Prospectus Summary) | FMI FOCUS FUND | FMI FOCUS FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMIOX
FMI LARGE CAP FUND (Prospectus Summary) | FMI LARGE CAP FUND | FMI LARGE CAP FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMIHX
FMI International Fund (Prospectus Summary) | FMI International Fund | FMI International Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMIJX